Cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents in the consolidated statements of cash flows [Abstract]
Cash and due from banks			₩ 22,682,652
Cash and due from banks at amortized cost	₩ 28,435,818	₩ 17,363,450
Due from financial institutions with a maturity over three months from date of acquisition	(3,349,719)	(3,008,188)	(3,010,471)
Restricted due from banks	(16,506,925)	(6,175,506)	(13,435,531)
Total	₩ 8,579,174	₩ 8,179,756	₩ 6,236,650	₩ 5,632,536